ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Sep. 30, 2023
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.           ORGANIZATION AND PRINCIPAL ACTIVITIES

Origin Agritech Limited (“Agritech”), incorporated under the laws of the British Virgin Islands, and its subsidiaries and variable interest entities are referred to in this report as “we”, “us”, “our”, or “the Company”. We are principally engaged in hybrid crop seed development, production and distribution business.

As of September 30, 2023, the Company’s subsidiaries and variable interest entities included in continuing operations consisted of the following:

	Date of	Place of	Percentage
	Incorporation	Incorporation	of	Principal
Name	or Establishment	or Establishment	Ownership	Activity
Subsidiaries:
State Harvest Holdings Limited(“State Harvest”)	October 6, 2004	British Virgin Islands	100%	Investment Holding

OAL SMY Limited	July 28, 2021	USA	100%	Investment Holding

Beijing Origin State Harvest Biotechnology Limited (“BioTech”)	December 1, 2004	People’s Republic of China (“PRC”)	100%	Hybrid seed technology development

Variable interest entity:
Hainan Aoyu Biotechnology Limited(Hainan Aoyu)	March 2, 2022	PRC	100%	Hybrid crop seed development, production and distribution

Subsidiaries held by Hainan Aoyu:

Xinjiang Originbo Seed Company Limited (note ) (“Xinjiang Originbo”)	July 13, 2011	PRC	70.52%	Hybrid crop seed development, production and distribution

Subsidiaries held by State Harvest:

Shandong Aoruixinong Agricultural Technology Limited (Shandong Aoruixinong)	September 27, 2019	PRC	51%	Agricultural seed products distribution through e-commune network

Hubei Aoyu Zhongye Limited (Hubei Aoyu)	October 22, 2018	PRC	51%	Agricultural seed products distribution through e-commerce network

Anhui Aoyu Zhongye Limited (Anhui Aoyu)	July 25, 2018	PRC	50%	Agricultural seed products distribution through e-commerce network

Xuzhou Aoyu Zhongye Limited (Xuzhou Aoyu)	September 25, 2018	PRC	51%	Agricultural seed products distribution through e-commerce network

Henan Aoyu Zhongye Limited (note (i)) (“Henan Aoyu”)	July 16, 2018	PRC	51%	Agricultural seed products distribution through e-commerce network

Henan Baodao Origin Agriculture and Animal Husbandry Co., Ltd (“Baodao Origin”)	Nov 23, 2022	PRC	51%	Agricultural seed products distribution

Subsidiary held by Baodao Origin:
Shihezi Baodao Agriculture and Animal Husbandry Technology Co., Ltd	March 8, 2023	PRC	100%	Agricultural seed and feed products distribution

Reorganization of State Harvest prior to the share exchange transaction with Chardan China Acquisition Corp. (“Chardan”)

On December 1, 2004, State Harvest established BioTech, a wholly-owned foreign enterprise (“WOFE”) under the laws of the PRC with an operating period of 20 years.

Under PRC law, foreign entities are not currently permitted to own more than 49% of a seed production company. In order to address those restrictions, State Harvest conducts substantially all of its business through contractual agreements with its variable interest entity (“VIE”), Beijing Origin. These agreements are summarized in the following paragraphs.

Stock Consignment Agreements

Under Chinese law, foreign ownership of businesses engaged in the breeding of new varieties, development, production, marketing, distribution and sale of hybrid food crop seeds is limited to 49% pursuant to the Regulation on the Approval and Registration of Foreign Investment Enterprises in Agricultural Seed Industry and The Foreign Investment Industrial Guidance Catalogue. State Harvest, as a non-Chinese corporation, may not directly own more than 49% of any of the PRC Operating Companies. However, Chinese law does not forbid the owner of stock to consign rights associated with the stock, as long as the owner does not transfer title to the stock. To gain control over the PRC Operating Companies, State Harvest entered into a series of stock consignment agreements with shareholders of those companies.

State Harvest has been assigned 98.58% voting rights by the shareholders of Beijing Origin through a consignment agreement which includes the following terms: (1) The shares of Beijing Origin cannot be transferred without the approval of State Harvest; (2) State Harvest has the right to appoint all directors and senior management personnel of Beijing Origin and (3) The shareholder rights including voting rights require the transfer of the shares of Beijing Origin to State Harvest or any party designated by State Harvest within three years upon the removal of the PRC legal restriction.

Technical Service Agreements

Beijing Origin entered into Technical Service Agreements with BioTech dated December 25, 2004. Under these agreements, BioTech shall provide, with its own technical research resource and team, technical services for the production and distribution of agricultural seeds during the period of the agreements. In return, Beijing Origin is required to pay BioTech a service fee calculated according to the weight of corn, rice and cotton seeds sold by the Beijing Origin.

Through the contractual agreements described above, State Harvest is deemed the sole beneficiary of Beijing Origin resulting in Beijing Origin being deemed a subsidiary of State Harvest under the requirements of Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) 810-10-05. The agreements described above provided for effective control of Beijing Origin to be transferred to State Harvest at December 25, 2004. Neither State Harvest nor BioTech had any operating activity prior to entering into the consignment agreements with Beijing Origin. In substance, State Harvest has substantially all the same shareholders of Beijing Origin. This transaction has been accounted for on a basis similar to reorganization between entities under common control. Accordingly, State Harvest’s consolidated financial statements are prepared by including the consolidated financial statements of Beijing Origin through December 24, 2004, and subsequently the Company’s consolidated financial statements include the financial statements of State Harvest, its majority owned subsidiary and Beijing Origin through the date of the Share Exchange Transaction.

Risks in relation to the VIE structure

Two of our PRC operating subsidiaries are controlled subsidiaries through stock consignment agreements rather than by direct ownership of shares, the terms of which may have to be enforced, which would require us to incur extra costs, create uncertainty as to ownership of the operating businesses involved and risk the possible loss of rights. There is the risk, however, that a consigning shareholder will not fulfill its obligations under the stock consignment agreement. In that event, we may need to resort to the PRC courts to have our rights under the applicable agreement enforced. Such enforcement will cause us to incur legal expenses. In addition, while a case is pending there will be uncertainty regarding our rights as to the three PRC operating subsidiaries involved. In addition, a PRC court may decide not to enforce the agreements in whole or in part. To the extent these agreements are neither observed nor enforced as intended, the PRC operating subsidiaries will not be controlled by us as intended, which will affect our enterprise value and restrict our ability to obtain the income and other rights of ownership associated with the consigned stock. It may also prevent the consolidation of our financial statements with the PRC operating subsidiaries, which would reduce the reported earnings of the consolidated companies. The uncertainty of ownership may also adversely affect the market value of our ordinary shares.

Whether or not a stock consignment agreement is terminated depends on the consensus of our Board and the consignees. Any such termination could result in a possible loss of certain rights or assets held by us without receiving fair value in return. The stock consignment agreements relating to our control of the stock of our PRC operating subsidiaries may be terminated after three years upon mutual agreement between us and the consignees. Holding this amount of stock will allow these officers to control or greatly influence the selection of directors and matters submitted to a vote of our shareholders, including voting to terminate the stock consignment agreements.

There are corporate protections in place designed to protect our interests, such as an independent Board of Directors, an audit committee comprised of independent directors that must approve insider transactions, a code of conduct requiring fair dealing with the Company, and the British Virgin Islands statutory provision that a disposition of more than 50% of the assets of a company must be approved by a majority of the shareholders. Moreover, if consigned stock is transferred to us as provided in the stock consignment agreements when the restrictions under PRC law are lifted, that stock will no longer be subject to the stock consignment agreements, and the termination of the stock consignment agreements would then have no effect on the ownership of that stock. However, if the stock consignment agreements are terminated, then we would lose our rights with respect to the consigned stock and the profits from the issuing corporation. Such a loss would impair the value of the Company and would reduce our ability to generate revenues.

The Company has aggregated the financial information of Beijing Origin and its subsidiaries in the table below. The aggregated carrying amount of assets and liabilities of Beijing Origin and its subsidiaries after elimination of intercompany transactions and balances consolidated in the Company’s consolidated balance sheets as of September 30, 2022 and 2023 are as follows:

Risks in relation to the VIE structure (Beijing Origin Consolidated Balance Sheet)

	September 30,
	2022	2023	2023
	RMB	RMB	US$
ASSETS
Current Assets
Cash and cash equivalents	950	2,142	298
Due from related party	—	—	—
Accounts receivable	304	189	26
Advances to suppliers	8,456	64,502	8,984
Inventories	—	2,511	350
Other current assets	7,698	929	129
Total current assets	17,408	70,273	9,787
Land use rights, net	1,792	—	—
Plant and equipment, net	32,952	18,771	2,614
Equity investments	—	130,541	18,182
Other assets	1,554	1,192	166
Total assets	53,706	220,777	30,749
LIABILITIES
Current liabilities
Current portion of long-term borrowings	137,660	—	—
Accounts payable	10,064	318	44
Due to growers	404	404	56
Due to related parties	24,136	6,205	864
Advances from customers	29,420	76,936	10,716
Other payables and accrued expenses	58,954	1,266	176
Total current liabilities	260,638	85,129	11,856
Other long-term liability	15,732	6,177	860
Total liabilities	276,370	91,306	12,716

As of September 30, 2022 and 2023, consolidated assets of RMB 53.7 million and RMB 220.8 million, respectively, are collateral for the VIE’s obligations and may not be used to settle the liabilities of the Parent Company.